BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Key Managers (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Social security contributions	$ 17,266	$ 5,898	$ 2,775
Amount payable under compensation for Key Managers	7,904
Estimated compensation	$ 3,224	$ 765	$ 435